Income Taxes (Details Textual) (USD $)	6 Months Ended	7 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2011	May 31, 2012
Income Taxes (Textual)
Income tax at statutory federal rate		34.00%	34.00%
Net operating loss carry-forward	$ 87,000		$ 55,000
Operating loss carryforwards, expiration dates	Expires in 2031		Expires in 2031